SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-Lived Assets, Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Accounting Policies [Abstract]
Impairment of intangible assets	$ 4,800,000	$ 3,000,000.0	$ 0
Goodwill, impairment loss		$ 0	$ 0